Short-Term Borrowings And Long-Term Debt - Additional Information (Detail) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Short Term And Long Term Debt [Line Items]
Total long-term debt principal	¥ 4,167,171,000,000	¥ 4,193,069,000,000
Unused committed lines of credit	146,400,000,000
Bonds And Notes Issued By NTT
Schedule Of Short Term And Long Term Debt [Line Items]
Total long-term debt principal	¥ 1,353,335,000,000